COVID-19 pandemic (Details) - Argentina	6 Months Ended
Jun. 30, 2021
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Production capacity	60.00%
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Production capacity	80.00%